ETFMG Treatments Testing and Advancements ETF
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.7%
Canada - 11.0%
Biotechnology - 6.3% (d)
Arbutus Biopharma Corp. (a)	639,973	$1,491,137
VBI Vaccines, Inc. (a)	64,387	25,182
Total Biotechnology		1,516,319
Life Sciences Tools & Services - 4.7%
AbCellera Biologics, Inc. (a)(b)	113,136	1,146,068
Total Canada		2,662,387

Cayman Islands - 3.5%
Biotechnology - 3.5% (d)
I-Mab - ADR (a)(b)	20,718	86,601
Zai Lab, Ltd. - ADR (a)	24,998	767,439
Total Biotechnology		854,040

France - 0.8%
Pharmaceuticals - 0.8%
Sanofi - ADR	3,870	187,424

Germany - 3.6%
Biotechnology - 3.6% (d)
BioNTech SE - ADR (b)	5,866	881,191

Japan - 0.8%
Pharmaceuticals - 0.8%
Takeda Pharmaceutical Co., Ltd. - ADR (a)(b)	11,938	186,233

Netherlands - 1.2%
Biotechnology - 1.2% (d)
CureVac NV (a)	47,440	286,063

United Kingdom - 4.1%
Biotechnology - 2.7% (d)
Immunocore Holdings PLC - ADR (a)	11,295	644,606
Pharmaceuticals - 1.4%
AstraZeneca PLC - ADR	2,598	176,144
GSK PLC - ADR (b)	5,068	178,090
Total Pharmaceuticals		354,234
Total United Kingdom		998,840

United States - 74.8%
Biotechnology - 42.7% (d)
AbbVie, Inc.	1,098	177,448
Alnylam Pharmaceuticals, Inc. (a)	6,770	1,608,891
Altimmune, Inc. (a)(b)	138,196	2,273,324
Anixa Biosciences, Inc. (a)	7,644	32,487
Arcturus Therapeutics Holdings, Inc. (a)	6,605	112,021
ARS Pharmaceuticals, Inc. (a)	23,791	202,937
Assembly Biosciences, Inc. (a)	12,161	15,809
Atossa Therapeutics, Inc. (a)	31,569	16,684
BioCryst Pharmaceuticals, Inc. (a)(b)	46,478	533,567
CEL-SCI Corp. (a)(b)	10,812	25,408
Chimerix, Inc. (a)	21,951	40,829
Cue Biopharma, Inc. (a)	8,822	25,143
Dynavax Technologies Corp. (a)(b)	31,809	338,448
Emergent BioSolutions, Inc. (a)	12,438	146,893
Enanta Pharmaceuticals, Inc. (a)	5,185	241,206
Gilead Sciences, Inc.	2,019	173,331
GreenLight Biosciences Holdings PBC (a)(b)	37,784	44,585
Gritstone bio, Inc. (a)	20,784	71,705
HilleVax, Inc. (a)	8,313	139,076
Hookipa Pharma, Inc. (a)	13,642	11,050
Icosavax, Inc. (a)	9,948	78,987
ImmunityBio, Inc. (a)(b)	99,801	505,991
Inovio Pharmaceuticals, Inc. (a)(b)	62,201	97,034
Invivyd, Inc. (a)	27,171	40,757
Moderna, Inc. (a)	5,478	983,958
Novavax, Inc. (a)(b)	19,572	201,200
Ocugen, Inc. (a)(b)	54,571	70,942
Regeneron Pharmaceuticals, Inc. (a)	233	168,107
Sorrento Therapeutics, Inc. (a)	117,646	104,234
Vaxart, Inc. (a)	32,722	31,443
Vaxcyte, Inc. (a)	19,691	944,183
Vaxxinity, Inc. - Class A (a)	31,427	43,998
Vir Biotechnology, Inc. (a)(b)	33,188	839,988
Total Biotechnology		10,341,664
Health Care Equipment & Supplies - 7.5%
Abbott Laboratories	1,645	180,605
Co-Diagnostics, Inc. (a)	7,708	19,424
Cue Health, Inc. (a)	37,255	77,118
Hologic, Inc. (a)	2,306	172,512
Meridian Bioscience, Inc. (a)	10,927	362,886
OraSure Technologies, Inc. (a)	18,106	87,271
QuidelOrtho Corp. (a)	10,615	909,386
Total Health Care Equipment & Supplies		1,809,202
Health Care Providers & Services - 10.1%
Fulgent Genetics, Inc. (a)	7,339	218,555
Laboratory Corp. of America Holdings	4,112	968,294
OPKO Health, Inc. (a)	192,641	240,801
Quest Diagnostics, Inc.	6,514	1,019,051
Total Health Care Providers & Services		2,446,701
Life Sciences Tools & Services - 9.6%
Adaptive Biotechnologies Corp. (a)	172,386	1,317,029
Bio-Rad Laboratories, Inc. - Class A (a)	2,378	999,925
Total Life Sciences Tools & Services		2,316,954
Pharmaceuticals - 5.0%
AN2 Therapeutics, Inc. (a)(b)	4,837	46,097
Atea Pharmaceuticals, Inc. (a)	20,765	99,880
Bristol-Myers Squibb Co.	2,195	157,930
CorMedix, Inc. (a)	10,292	43,432
Eli Lilly and Co.	479	175,237
Johnson & Johnson (b)	993	175,413
Merck & Co, Inc.	1,617	179,406
Paratek Pharmaceuticals, Inc. (a)	13,849	25,898
Pfizer, Inc.	3,475	178,059
SIGA Technologies, Inc. (b)	18,206	133,996
Total Pharmaceuticals		1,215,348
Total United States		18,129,869
TOTAL COMMON STOCKS (Cost $38,080,818)		24,186,047

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 24.1%
ETFMG Sit Ultra Short ETF (e)	25,000	1,208,500
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (c)	4,626,785	4,626,785
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $5,870,759)		5,835,285

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.12% (c)	95,509	95,509
TOTAL SHORT-TERM INVESTMENTS (Cost $95,509)		95,509

Total Investments (Cost $44,047,086) - 124.2%		30,116,841
Liabilities in Excess of Other Assets - (24.2)%		(5,868,029)
TOTAL NET ASSETS - 100.0%		$24,248,812

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of December 31, 2022 the Fund had a significant portion of its assets in the Biotechnology Industry.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended December 31, 2022 is set forth below.

Security Name	Value at September 30, 2022	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2022	Ending Shares
ETFMG Sit Ultra Short ETF	$ 1,201,875	$ -	$ -	$ -	$ 6,625	$ -	$ 1,208,500	25,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, SILX, AWYX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2022, SILJ held three fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

GERM
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$24,186,047	$-	$-	$24,186,047
Short-Term Investments	95,509	-	-	95,509
ETFMG Sit Ultra Short ETF**	1,208,500	-	-	1,208,500
Investments Purchased with Securities Lending Collateral*	-	-	-	4,626,785
Total Investments in Securities	$25,490,056	$-	$-	$30,116,841

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.